Property And Equipment (Components Of Property And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,689,256	$ 1,295,227
Accumulated depreciation, depletion and amortization	(406,959)	(324,181)
Net property, plant and equipment	1,282,297	971,046
Coal Properties
Property, Plant and Equipment [Line Items]
Property, plant and equipment	634,312	506,235
Timber
Property, Plant and Equipment [Line Items]
Property, plant and equipment	88,447	87,699
Oil And Gas Royalties
Property, Plant and Equipment [Line Items]
Property, plant and equipment	39,981	36,937
Coal Services Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	35,409	35,310
Gathering Systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment	495,732	370,100
Compressor Stations
Property, Plant and Equipment [Line Items]
Property, plant and equipment	116,454	77,909
Processing Plants
Property, Plant and Equipment [Line Items]
Property, plant and equipment	68,237	61,665
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	25,539	20,743
Other Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,841	9,730
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 174,304	$ 88,899